Deferred revenue and deferred platform commission fees - Additional information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Deferred revenue and deferred platform commission fees
Contract liabilities	$ 332,584	$ 349,522	$ 392,439
In-game purchases
Deferred revenue and deferred platform commission fees
Contract liabilities	4,959	2,758
Goods or services transferred at point in time
Deferred revenue and deferred platform commission fees
Revenue	82,993	86,294
Platform Commissions Expenses	12,066	14,084
Goods or services transferred at point in time | In-game purchases
Deferred revenue and deferred platform commission fees
Contract liabilities	896	484
Goods or services transferred over time | In-game purchases
Deferred revenue and deferred platform commission fees
Contract liabilities	$ 4,063	$ 2,274